Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net [Abstract]
Summary of property and equipment, net
	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Computers, equipment and furniture	157,604	170,796	24,600
Motor vehicles	6,319	5,637	812
Leasehold improvements	37,167	40,758	5,870
Total	201,090	217,191	31,282
Less: accumulated depreciation	(120,553)	(145,104)	(20,899)
Net book value	80,537	72,087	10,383